Basis of Presentation and General Information - Additional Information (Details)	Jun. 30, 2018
Property Plant And Equipment
Number of vessels	37
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment
Number of vessels	21
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	10
Aframax Crude-Oil Tanker
Property Plant And Equipment
Number of vessels	1
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1